Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2025	¥ 5,627
2026	5,523
2027	5,316
2028	5,456
2029	5,774
2030-2034	32,502
Total	60,198
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2025	3,001
2026	3,130
2027	3,123
2028	3,289
2029	3,352
2030-2034	19,684
Total	¥ 35,579